SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2015				2014
In millions of dollars, except per share amounts	Fourth	Third	Second	First	Fourth	Third	Second	First
Revenues, net of interest expense	$18,456	$18,692	$19,470	$19,736	$17,899	$19,689	$19,425	$20,206
Operating expenses	11,134	10,669	10,928	10,884	14,426	12,955	15,521	12,149
Provisions for credit losses and for benefits and claims	2,514	1,836	1,648	1,915	2,013	1,750	1,730	1,974
Income from continuing operations before income taxes	$4,808	$6,187	$6,894	$6,937	$1,460	$4,984	$2,174	$6,083
Income taxes	1,403	1,881	2,036	2,120	1,077	2,068	1,921	2,131
Income from continuing operations	$3,405	$4,306	$4,858	$4,817	$383	$2,916	$253	$3,952
Income (loss) from discontinued operations, net of taxes	(45)	(10)	6	(5)	(1)	(16)	(22)	37
Net income before attribution of noncontrolling interests	$3,360	$4,296	$4,864	$4,812	$382	$2,900	$231	$3,989
Noncontrolling interests	25	5	18	42	38	59	50	45
Citigroup’s net income	$3,335	$4,291	$4,846	$4,770	$344	$2,841	$181	$3,944
Earnings per share(1)
Basic
Income from continuing operations	$1.04	$1.36	$1.51	$1.51	$0.06	$0.89	$0.03	$1.23
Net income	1.02	1.36	1.52	1.51	0.06	0.88	0.03	1.24
Diluted
Income from continuing operations	1.03	1.36	1.51	1.51	0.06	0.88	0.03	1.22
Net income	1.02	1.35	1.51	1.51	0.06	0.88	0.03	1.23
Common stock price per share
High	55.87	60.34	57.39	54.26	56.37	53.66	49.58	55.20
Low	49.88	49.00	51.52	46.95	49.68	46.90	45.68	46.34
Close	51.75	49.61	55.24	51.52	54.11	51.82	47.10	47.60
Dividends per share of common stock	0.05	0.05	0.05	0.01	0.01	0.01	0.01	0.01

This Note to the Consolidated Financial Statements is unaudited due to the Company’s individual quarterly results not being subject to an audit.

(1)   Due to averaging of shares, quarterly earnings per share may not sum to the totals reported for the full year.